Vanguard Variable Insurance Fund Money Market Portfolio

Supplement to the Prospectus Dated April 30, 2010

In the General Information section, the last paragraph is replaced with the following:

We post on our website at www.vanguard.com, in the Holdings section of the Portfolio’s Profile page, a detailed list of the securities held by the Portfolio as of the last business day of the most recent month. This list is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. Please consult the Vanguard Variable Insurance Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the portfolio holdings.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 104 092010

Vanguard Variable Insurance Fund

Supplement to the Prospectus Dated April 30, 2010

In the General Information section, the last paragraph is replaced with the following:

We post on our website at www.vanguard.com, in the Holdings section of the Profile page for each Portfolio, a detailed list of the securities held by the Portfolio (under Portfolio Holdings), as of the end of the most recent calendar quarter. This list is updated within 30 days after the end of each calendar quarter. For the Money Market Portfolio, a detailed list of the securities held by the Portfolio as of the last business day of the prior month is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. Except with respect to the Money Market Portfolio, Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Portfolio. We also post the ten largest stock portfolio holdings of each Portfolio and the percentage of the Portfolio’s total assets that each of these holdings represents, as of the end of the most recent calendar quarter. This list is updated within 15 calendar days after the end of each calendar quarter. Please consult the Vanguard Variable Insurance Fund’s

Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the portfolio holdings.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 64B 092010

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information

Statement of Additional Information Text Changes

In the Management of the Fund section, the paragraph under the heading “Online Disclosure of Complete Portfolio Holdings” is replaced with the following:

Each of the Vanguard funds, excluding Vanguard money market funds and Vanguard Market Neutral Fund, generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at www.vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page (the “Holdings” section of the portfolio’s Profile page for Vanguard Variable Insurance Fund portfolios), 30 calendar days after the end of the calendar quarter. Vanguard Market Neutral Fund generally will seek to disclose the Fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at www.vanguard.com, in the “Portfolio” section of the Fund’s Portfolio & Management page, 60 calendar days after the end of the calendar quarter. In accordance with Rule 2a-7 under the 1940 Act, each of the Vanguard money market funds will disclose the fund’s complete portfolio holdings as of the last business day of the prior month online at www.vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page (the “Holdings” section of the portfolio’s Profile page for Vanguard Variable Insurance Fund portfolios), no later than the fifth (5th) business day of the current month. The complete portfolio holdings information for money market funds will remain available online for at least six (6) months after the initial posting. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard’s Portfolio Review Department will review complete portfolio holdings before online disclosure is made, as previously described, and, except with respect to the complete portfolio holdings of the Vanguard money market funds, may withhold any portion of the fund’s complete portfolio holdings from online disclosure, as previously described, when deemed to be in the best interests of the fund after consultation with a Vanguard fund’s investment advisor.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 064 09201